Expense Example	Nov. 01, 2025 USD ($)
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,669